Debt and Finance Leases - Senior Credit Facility and Tax Exempt Bonds (Details) - USD ($)						12 Months Ended
	May 28, 2019	Nov. 05, 2018	Mar. 21, 2018	Jan. 24, 2017	Jun. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt						$ 6,042,000,000	$ 6,691,000,000
Loss on debt extinguishment						51,000,000	44,000,000	$ 49,000,000
Decrease to long-term debt outstanding	$ 594,000,000
Credit Agreement | Adjusted Base Rate | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.25%
Credit Agreement | Adjusted Base Rate | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.75%
Credit Agreement | Eurodollar | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.25%
Credit Agreement | Eurodollar | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.75%
Recourse Debt
Debt Instrument [Line Items]
Long-term debt						6,008,000,000	6,523,000,000
Recourse Debt | Term Loan Facility
Debt Instrument [Line Items]
Long-term debt		$ 260,000,000			$ 1,900,000,000	$ 0	$ 1,698,000,000
Percent of face value					99.50%
Periodic payment, percentage of principal					0.0025
Payment amount		155,000,000
Loss on debt extinguishment	$ 17,000,000	3,000,000
Write off of deferred debt issuance cost	13,000,000	2,000,000
Repayment of debt	(1,700,000,000)
Recourse Debt | Term Loan Facility | Interest Rate Swap
Debt Instrument [Line Items]
Reduction to interest expense	(25,000,000)
Recourse Debt | Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			1.75%	2.25%	2.75%	1.75%	1.75%
Decrease in interest rate margin			0.50%	0.50%
Recourse Debt | Term Loan Facility | LIBOR floor
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			0.00%	0.75%	0.75%
Recourse Debt | Indian River Power, tax exempt bonds, due 2040
Debt Instrument [Line Items]
Long-term debt						$ 57,000,000	$ 57,000,000
Interest rate, stated percentage						6.00%
Recourse Debt | Indian River Power LLC, tax exempt bonds, due 2045
Debt Instrument [Line Items]
Long-term debt						$ 190,000,000	190,000,000
Interest rate, stated percentage						5.375%
Recourse Debt | Dunkirk Power LLC, tax exempt bonds, due 2042
Debt Instrument [Line Items]
Long-term debt						$ 59,000,000	59,000,000
Interest rate, stated percentage						5.875%
Recourse Debt | City of Texas City, tax exempt bonds, due 2045
Debt Instrument [Line Items]
Long-term debt						$ 33,000,000	33,000,000
Interest rate, stated percentage						4.125%
Recourse Debt | Fort Bend County, tax exempt bonds, due 2038
Debt Instrument [Line Items]
Long-term debt						$ 54,000,000	54,000,000
Interest rate, stated percentage						4.75%
Recourse Debt | Fort Bend County, tax exempt bonds, due 2042
Debt Instrument [Line Items]
Long-term debt						$ 73,000,000	73,000,000
Interest rate, stated percentage						4.75%
Recourse Debt | Tax-exempt bonds
Debt Instrument [Line Items]
Long-term debt						$ 466,000,000	466,000,000
Recourse Debt | Tax-exempt bonds | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage						4.125%
Recourse Debt | Tax-exempt bonds | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage						6.00%
Revolving Credit Facility | 2016 Tranche A Revolving Credit Facility due 2018
Debt Instrument [Line Items]
Revolving credit facility					$ 289,000,000
Revolving Credit Facility | 2016 Tranche B Revolving Credit Facility due 2021
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.25%
Revolving credit facility					$ 2,200,000,000
Senior Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Long-term debt		$ 105,000,000
Line of Credit | Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt						$ 83,000,000	$ 0
Revolving credit facility	2,600,000,000
Increase in revolving commitments	$ 184,000,000
Line of Credit | Credit Agreement | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)						1.75%